Annual Fund Operating Expenses - Retail - Vanguard Alternative Strategies Fund - Investor Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.25%
12b-1 Distribution Fee	none
Dividend Expenses on Securities Sold Short	0.44%
Borrowing Expenses on Securities Sold Short	none
Other Operating Expenses	0.05%
Total of Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.78%